UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     BLUM Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Partner and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Murray A. Indick    San Francisco, California	August 7, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $1,189,779

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.C.NIELSEN                    COM              004833109    50532  2296900 SH       SOLE                  2296900
BARD (C.R.) INC                COM              067383109    65580  1362700 SH       SOLE                  1362700
CB RICHARD ELLIS SERVICES, INC COM              12489L108    31243  3423886 SH       SOLE                  3423886
COPART, INC.                   COM              217204106    78141  4883840 SH       SOLE                  4883840
FAIR ISAAC & COMPANY INC       COM              303250104    43168   981100 SH       SOLE                   981100
FIRST HEALTH GROUP CORP        COM              320960107    34319  1045900 SH       SOLE                  1045900
GALILEO INTL INC COM           COM              363547100    28828  1381000 SH       SOLE                  1381000
GAYLORD ENTERTAINMENT-(NEW)    COM              367905106    51606  2400298 SH       SOLE                  2400298
HAEMONETICS CORP               COM              405024100    83294  3966400 SH       SOLE                  3966400
HARLAND (JOHN H.) CO.          COM              412693103    60538  4052750 SH       SOLE                  4052750
INTUITIVE SURGICAL INC         COM              46120e107     6514   690269 SH       SOLE                   690269
MAGELLAN HEALTH SERVICES, INC  COM              559079108     6008  4806800 SH       SOLE                  4806800
NATIONAL DATA CORP             COM              635621105    21484   934100 SH       SOLE                   934100
NAVIGANT CONSULTING CO.        COM              63935n107    10802  2541600 SH       SOLE                  2541600
NORTHWEST AIRLINES CORP-CLASS  COM              667280101   160600  5276390 SH       SOLE                  5276390
PERINI CORPORATION             COM              713839108    20382  5823397 SH       SOLE                  5823397
PLAYTEX PRODUCTS               COM              72813P100   149297 13197500 SH       SOLE                 13197500
SCOTT TECHNOLOGIES, INC        COM              810022301    22895  1332046 SH       SOLE                  1332046
SCOTT TECHNOLOGIES, INC        COM              810022301    44124  2567230 SH       SOLE                  2567230
SYNOPSYS INC                   COM              871607107    37656  1089500 SH       SOLE                  1089500
URS                            COM              903236107    27247  1786679 SH       SOLE                  1786679
URS                            COM              903236107    19742  1294586 SH       SOLE                  1294586
WADDELL & REED FINANCIAL-CL B  COM              930059209   135777  4671900 SH       SOLE                  4671900